Segment disclosures	12 Months Ended
Dec. 31, 2019
Segment disclosures [Abstract]
Segment disclosures
Segment disclosures
The Company’s operations comprise a single reporting segment engaged in the research, development and commercialization of therapeutic drugs. As the operations comprise a single reporting segment, amounts disclosed in the consolidated financial statements represent those of the single reporting unit. In addition, all of the Company’s long-lived assets are located in Canada.
The following geographic information reflects revenue based on customer location.

	2019 $	2018 $
Revenue
United States	200	345
China	118	118
	318	463